FAIR VALUE MEASUREMENTS (Schedule of fair value of financial assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Money Market And Marketable Securities	$ 738,075	$ 720,856
Corporate Debentures [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	0	1,818
Available For Sale Marketable Securities	402,166	453,315
Government debentures [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available For Sale Marketable Securities	126,683	47,280
Commercial paper [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	2,998	14,076
Cash equivalent and Money market funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	206,228	204,367
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Money Market And Marketable Securities	206,228	204,367
Level 1 [Member] | Corporate Debentures [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	0	0
Available For Sale Marketable Securities	0	0
Level 1 [Member] | Government debentures [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available For Sale Marketable Securities	0	0
Level 1 [Member] | Commercial paper [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	0	0
Level 1 [Member] | Cash equivalent and Money market funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	206,228	204,367
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Money Market And Marketable Securities	531,847	516,489
Level 2 [Member] | Corporate Debentures [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	0	1,818
Available For Sale Marketable Securities	402,166	453,315
Level 2 [Member] | Government debentures [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available For Sale Marketable Securities	126,683	47,280
Level 2 [Member] | Commercial paper [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	2,998	14,076
Level 2 [Member] | Cash equivalent and Money market funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	$ 0	$ 0